PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS

7. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Contingently returnable consideration assets (Note 4)	16,938	13,648	2,191
Indemnification assets from a business acquisition (Note 4(b))	4,009	4,460	716
Deposits for office leases	213	1,173	188
Advances to employees	386	293	47
Receivables from game developers	—	10,000	1,605
Interests receivable	—	553	89
Loan to a third party	—	3,040	488
Prepaid expenses	3,171	3,870	621
Others	249	349	56

Total	24,966	37,386	6,001

Receivables from game developers as of December 31, 2012 represent the financial support provided to two third-party game developers to each develop a social game according to the Group’s request and specifications. The financial support will be repaid by the game developers using future profits generated by the two developed games to be shared with the game developers by the Group based on a predetermined profit sharing arrangement.

Loan to a third party as of December 31, 2012 represents RMB denominated loans to an unrelated third party of RMB3,040 (US$488). The loan is unsecured, interest-free and repayable within one year.